As filed with the Securities and Exchange Commission on January 14, 2010

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

Pre-Effective Amendment No.___	( )
Post-Effective Amendment No. 102	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	(X)
OF 1940

Amendment No. 102	(X)

MAXIM SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
8515 E. Orchard Road
Greenwood Village, Colorado  80111

Registrant's Telephone Number, including Area Code:  (866) 831-7129

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:
Ann B. Furman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson St. N. W.
Suite 400 East
Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485
x	80 days after filing , pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on _______________ , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment (“Amendment”) contains the Prospectuses relating to the following series of the Registrant:

•	Maxim Janus Large-Cap Growth Portfolio
•	Maxim Invesco ADR Portfolio
•	Maxim Bond Index Portfolio
•	Maxim SecureFoundation Balanced Portfolio -- classes G and G1
•
Maxim Profile I Portfolios (Maxim Conservative Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, Maxim Aggressive Profile I Portfolio)

Registrant is filing the Amendment as part of the 2010 annual update of the registration statement.  The Amendment  does not update or amend the current Prospectuses for the Registrant’s other series or classes or the Statement of Additional Information relating to all series and classes.

MAXIM SERIES FUND, INC.

Maxim Janus Large Cap Growth Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to qualified retirement plans and college savings programs , to individual retirement account (“IRA”) owners, and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is __________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.05%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year , that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalizations of $4 billion or more at the time of purchase.  The Portfolio will, under normal circumstances, concentrate in a core group of 20-40 common stocks. The Portfolio may invest in foreign equity and debt securities without limit within the parameters of the Portfolio’s specific investment policies.  The Portfolio may also invest up to 20% of its net assets at the time of purchase in high yield/high risk (“junk”) bonds. The portfolio manager seeks attractive investment opportunities consistent with the Portfolio’s investment policies by looking at companies one at a time.  If the portfolio manager is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash and similar investments.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “ More Information About the Portfolio - More Information About the Portfolio ’s Investments ” section of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”) .

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market value rises. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions. An issuer may default on its obligation to pay principal and/or interest.  High-yield bonds carry particular market risks, may be less liquid, and may experience greater volatility in market value than investment grade bonds.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Investment Style Risk - Returns from large-capitalization stocks may trail returns from the overall stock market.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results .

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “ More Information About the Portfolio - Principal Investment Risks ,” “More Information About the Portfolio - More Information About the Portfolio’s Investments ” and “ More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of th is Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus) .

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31 , 2009

	One Year	Five Years	Since Inception (5/21/2003)
Maxim Janus Large Cap Growth Portfolio	xxx%	xxx%	xxx%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Management

Investment Adviser
MCM

Sub-Adviser
Janus Capital Management LLC

Portfolio Manager
Ron Sachs, CFA, Vice President, Janus Capital Management LLC.  Mr. Sachs has managed the Portfolio since January 2008.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization ” section of this Prospectus and the “Management of the Fund” section of the SAI .

Purchase and Sale of Portfolio Shares
Variable insurance contract owners , IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.   Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.   Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.   The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) .  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI .

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” section s of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.05% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Annual Report to shareholders for the period ended December 31, 2009.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended, (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Janus Capital Management LLC (“Janus”) (together with its predecessors) has served   as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts.  Its principal business address is 151 Detroit Street, Denver, Colorado 80206.  Janus is a direct subsidiary of Janus Capital Group, Inc.  (“JCGI”), a publicly traded company with principal operations in the financial asset management business.  JCGI owns approximately 95% of Janus with the remaining 5% held by Janus Management Holdings Corporation.

Ron Sachs, CFA, manages the Maxim Janus Large Cap Growth Portfolio, which he has managed since January 2008.  Mr. Sachs is also portfolio manager of other Janus accounts.  Mr. Sachs joined Janus in 1996 as a research analyst and has acted as portfolio manager of other Janus-advised mutual funds since June 2000.  He holds a Bachelor’s degree (cum laude) in Economics from Princeton University and a law degree from the University of Michigan.  He holds a Chartered Financial Analyst designation.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Sub-Adviser Legal Proceedings
In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry.  On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions.  Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines.  The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings.  On September 29, 2004, five consolidated amended complaints were filed with the Court, four of which still remain: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class ( Marini, et al. v. Janus Investment Fund, et al. , U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds ( Steinberg et al. v. Janus Capital Management, LLC et al. , U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan ( Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al. , U.S. District Court, District of Maryland, Case No. JFM-05-2711); and (iv) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders ( Wiggins, et al. v. Janus Capital Group, Inc., et al. , U.S. District Court, District of Maryland, Case No. 04-CV-00818).  Each of the complaints initially named JCGI and/or Janus Capital as a defendant.  In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund (“JIF”), Janus Aspen Series (“JAS”), Janus Adviser Series (“JAD”), Janus Distributors LLC, INTECH Investment Management LLC (“INTECH”) (formerly named Enhanced Investment Technologies, LLC), Bay Isle Financial LLC (“Bay Isle”), Perkins Investment Management LLC (“Perkins”) (formerly named Perkins, Wolf, McDonnell and Company, LLC), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the 1940 Act.  On December 30, 2008, the Court granted partial summary judgment in Janus Capital’s favor with respect to Plaintiffs’ damage demand as it relates to what was categorized as “approved” market timing based on the court’s finding that there was no evidence that investors suffered damages that exceed the $50 million they are entitled to receive under the regulatory settlement.  The Court did not grant summary judgment on the remaining causes of action and requested the parties to submit additional briefing with respect to what was categorized as “unapproved” market timing.   On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the Court with prejudice.  The plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit, which remanded the case back to the Court for further proceedings.  Finally, a Motion to Dismiss the Wiggins suit (action (iv) above) was granted and the matter was dismissed in May 2007.  Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit where the appeal is pending.

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations ( In the Matter of Janus Capital Group Inc. et al. , Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320).  In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause.  This action is pending.

During 2007, two lawsuits were filed against Janus Management Holdings Corporation ("Janus Holdings"), an affiliate of JCGI, by former Janus portfolio managers, alleging that Janus Holdings unilaterally implemented certain changes to compensation in violation of prior agreements ( Edward Keely v. Janus Holdings , Denver District Court, Case No. 2007CV7366; Tom Malley v. Janus Holdings , Denver District Court, Case No. 2007CV10719).  These complaints allege some or all of the following claims in addition to other allegations: (1) breach of contract; (2) willful and wanton breach of contract; (3) breach of good faith and fair dealing; and (4) estoppel.  Janus Holdings filed Answers to these complaints denying any liability for these claims and intends to vigorously defend against the allegations.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.  Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market value rises.  The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligation to pay principal and/or interest.  High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.  Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds.  Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile.  The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Over-the-Counter Risk - Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Securities Lending Risk – When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the S&P 500 ® Index.  The S&P 500 ® Index is comprised of the stocks that make up the S&P 500 ® and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market.  It is generally acknowledged that the S&P 500 ® broadly represents the performance of publicly traded common stocks in the United States.  The S&P 500 ® Index is a registered trademark of the McGraw-Hill Companies.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay the Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Debt Securities
The Portfolio may, in a manner consistent with its investment objectives and policies, invest in debt securities.  Accordingly, you also should be aware of the risks associated with debt securities investments.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments , as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienced a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The P ortfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI .

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .

Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in a p ortfolio investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries   that are designees of separate accounts, IRAs, and qualified retirement plans (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected.

The practices and policies described above are intended to deter and curtail market timing and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts . The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.   To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolio, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Mercer Administrative Services Agreement
Effective May 1, 2008, MCM entered into a Services Agreement with Mercer HR Services, LLC (“Mercer”), pursuant to which Mercer will provide recordkeeping and administrative services to certain owners of variable contracts or participants of qualified retirement plans who invest their assets in Portfolios of the Fund for which Mercer serves as recordkeeper.  For the services rendered by it pursuant to the Administrative Services Agreement, Mercer will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which Mercer provides services.

Putnam Administrative Services Agreement
The Distributor and MCM entered into a Services Agreement with their affiliate, Putnam Investor Services, Inc. (“Putnam”), who provides certain administrative and recordkeeping services as agent for the sponsor of college savings programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “529 Plan”).  Under the Services Agreement Putnam will provide certain recordkeeping and administrative services to the Fund with regard to each p ortfolio that is sold as an investment option in the 529 Plan.  For services rendered and expenses incurred pursuant to the Services Agreement, the Distributor will pay Putnam a fee of 0.20% of the average daily net asset value of the share of each p ortfolio that is sold in the 529 Plan.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [__________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts , IRAs, qualified retirement plans, college savings programs, or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI and Annual and Semi-Annual Reports are available on the  web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Invesco ADR Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to qualified retirement plans and college savings programs, to individual retirement account (“IRA”) owners, and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek high total return through capital appreciation and current income while reducing risk through diversification.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	TBD
Total Annual Portfolio Operating Expenses1	TBD

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts (“ADRs”) or foreign stocks that are registered with the U.S. Securities and Exchange Commission and traded in the U.S.  The Portfolio can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets.  The portfolio managers will select stocks from approximately 2,200 large and medium-sized capitalization foreign companies, with a minimum market capitalization of $1 billion.  The portfolio managers will analyze potential investments through an investment model which compares current stock price to measures such as book value, historical return on equity, a company’s ability to reinvest capital, dividends, and dividend growth.  The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Invesco ADR Portfolio	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Management

Investment Adviser
MCM

Sub-Adviser
Invesco Advisers, Inc.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Eric B. Granade, CFA	Chief Investment Officer
W. Lindsay Davidson	Managing Director
Kent A. Starke	Portfolio Manager
Michele T. Garren, CFA	Portfolio Manager
Ingrid E. Baker, CFA	Portfolio Manager

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.00% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Annual Report to shareholders for the period ended December 31, 2009.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Invesco Advisers, Inc. (“Invesco”) is a Delaware corporation and an indirect wholly owned subsidiary of Invesco Ltd.  Invesco is registered as an investment adviser with the SEC.  Its principal business address is 1555 Peachtree, N.E., Atlanta, Georgia 30309.  Invesco has acted as an investment adviser since 1979.

The Portfolio is managed day-to-day by an investment team comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments under the direction of the Chief Investment Officer. In addition to managing the Portfolio, the team acts as sub-adviser for affiliated mutual funds, and also manages other pooled investment vehicles that are not registered mutual funds, as well as other accounts managed for organizations and individuals. The five most senior members of the team with the most significant responsibility within the investment team are:

Erik B. Granade joined Invesco in 1996 and currently serves as Chief Investment Officer.  Mr. Granade began his investment career in 1986.  He received his B.A. in Economics from Trinity College and is a Chartered Financial Analyst.

W. Lindsay Davidson has been with Invesco since 1984, and in 1989 he assumed responsibility for global and international portfolios. He holds an M.A. (Honors) degree in Economics from Edinburgh University.  Mr. Davidson currently serves as Managing Director.

Kent A. Starke began his investment career in 1983, and joined Invesco in 1992.  He currently serves as a portfolio manager.  Mr. Starke received a B.B.A. from the University of Georgia and an M.S. in Finance from Georgia State University.

Michele T. Garren began her investment career in 1987, and joined Invesco in 1997.  She currently serves as a portfolio manager.  Ms. Garren received a B.B.A. in Finance from Southern Methodist University and an M.B.A. in Finance from New York University.  She is a Chartered Financial Analyst.

Ingrid E. Baker began her investment career in 1990, and joined Invesco in 1999.  She currently serves as a portfolio manager.  She holds a B.A. in International Politics from Oberlin College and an M.B.A. from I.E.S.E. Spain .  Ms. Baker is a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio’s investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk - Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the MSCI EAFE ® Index.  The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE ® ) Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries.  The index is designed to represent the performance of the international equity market generally.  The MSCI EAFE ® Index is a registered trademark of Morgan Stanley Capital International, Inc.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Foreign Securities

The Portfolio will invest in foreign securities as its principal investment strategy.   Accordingly , you should be aware of the risks associated with foreign securities investments .

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay the Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.  The Portfolio has substantial exposure to foreign markets in that the Portfolio invests primarily in the securities of foreign issuers.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments , as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have added significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienced a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continued to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, and qualified retirement plans (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder ’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI and Annual and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to qualified retirement plans and college savings programs, to individual retirement account (“IRA”) owners, and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is __________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index (the “Barclays Bond Index”).

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the timeperiods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the Barclays Bond Index and, using sampling techniques, a portfolio of securities designed to give the Portfolio the relevant comparable attributes of the Barclays Bond Index.  This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Barclays Bond Index and options on futures contracts.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Barclays Bond Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Barclays Bond Index.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Bond Index Portfolio	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Management

Investment Adviser
MCM

Portfolio Manager
Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM.  Ms. Tocher has managed the Portfolio since 2004.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Catherine Tocher manages the Portfolio.  Ms. Tocher has served as manager of the Portfolio since 2004.  Ms. Tocher is a Manager and Senior Vice President, Investments, of MCM.  She is also Senior Vice President, Investments of GWL&A.  She joined the GWL&A Investments Department in 1987.  Ms. Tocher was educated at the University of Manitoba, where she received a Bachelor of Commerce (Honours Degree) in Finance.  She also holds the Chartered Financial Analyst designation.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Advisory Fees
For its services, MCM is entitled to a fee of 0.50% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Annual Report to shareholders for the period ended December 31, 2009.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks   associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Index Risk - It is possible the Barclays Bond Index may perform unfavorably and/or underperform the market as a whole.  As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Barclays Bond Index, because the adverse performance of a particular bond normally will not result in eliminating the bond from the Portfolio.  The Portfolio will remain invested in bonds even when bond prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Barclays Bond Index.  For example, unlike the Barclays Bond Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return.  In addition, the Portfolio will own less than all the securities of the Barclays Bond Index, which also may cause a variance between the performance of the Portfolio and the Barclays Bond Index.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the Barclays Capital Aggregate Bond Index.  The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

More Information About the Portfolio’s Investments

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Debt Securities

The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If MCM judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments , as deemed necessary by MCM, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have added significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse  effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares  to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs and to asset allocation portfolios that are series of the fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .

Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at the net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, and qualified retirement plans (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder ’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financials.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI and Annual and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Conservative Profile I Portfolio
Maxim Moderately Conservative Profile I Portfolio
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio
Maxim Aggressive Profile I Portfolio

(the “Portfolio(s)”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes five of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

Each Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.  Each Portfolio pursues its investment objective by investing in other mutual funds and the GWL&A Contract (as defined below), including mutual funds that may or may not be affiliated with the Fund (the “Underlying Portfolios”).

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) and to qualified retirement plans and college savings programs, and to individual retirement account (“IRA”) owners .  Therefore, you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes one or more of the P ortfolios available for investment.

This Prospectus contains important information about the Portfolios that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summaries
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolios
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summaries

Maxim Conservative Profile I Portfolio

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses 1	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a high emphasis on income and a low emphasis on growth of capital.  The risk of principal for the Portfolio is low.

1   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
D E B T	Bond	30-50%
	Short-Term Bond	25-45%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with debt securities.  Secondary risks are the same as those associated with equity securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to this Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Conservative Profile I Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Management

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1997.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Moderately Conservative Profile I Portfolio

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments and, to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses1	[x.xx%]

1   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital.  The risk of principal for the Portfolio is medium.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
D E B T	Bond	20-40%
	Short-Term Bond	10-30%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with debt securities.  Secondary risks are the same as those associated with equity securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Conservative Profile I Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Management

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1997.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Moderate Profile I Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses1	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

1   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital.  The risk of principal for the Portfolio is medium.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
D E B T	Bond	5-25%
	Short-Term Bond	5-25%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderate Profile I Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Management

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1997.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Moderately Aggressive Profile I Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses1	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital.  The risk of principal for the Portfolio is high.

1   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
D E B T	Bond	5-25%
	Short-Term Bond	0-10%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Aggressive Profile I Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Management

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1997.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Aggressive Profile I Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses1	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a low emphasis on income and a high emphasis on growth of capital.  The risk of principal for the Portfolio is high.

1   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
D E B T	Bond	0-10%
	Short-Term Bond	0-10%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the past ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Aggressive Profile I Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Management

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1997.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolios regarding the purchase or redemption of the Portfolios’ shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolios based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolios through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolios may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolios intends to qualify as a “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolios qualify as a regulated investment companies and distribute their income as required by tax law, the Portfolios will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolios, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolios are not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolios and their related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolios as underlying investment options in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolios, and your salesperson to recommend the Portfolios over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser to the Portfolios.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

The Portfolios are managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the Portfolios’ investment program.  Mr. Corbett, Chairman and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Portfolios since inception in 1997.  Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney.  He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance.  Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Advisory Fees
For its services, MCM is entitled to a fee of 0.25% of average net assets, which is calculated daily and paid monthly, of each Portfolio.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolios’ Annual Reports to shareholders for the period ended December 31, 2009.

More Information About the Portfolios

Principal Investment Strategies
The principal investment strategies of the Portfolios are summarized in the “Portfolio Summaries” section at the front of this prospectus.  More detailed descriptions of the principal investment strategies are described below.

The principal investment strategies   for each Portfolio are to:

•   Under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolios.

•   Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.

•   Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

•   Select asset allocations and Underlying Portfolios to provide investors with five distinct options that meet a wide array of investor needs.

•   Automatically rebalance each Portfolio’s holdings of Underlying Portfolios monthly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios.  Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day).  Rebalancing generally involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.  As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

Following is an illustration of each Portfolio according to its emphasis on income, growth of capital and risk of principal:

Portfolio	Income	Growth of Capital	Risk of Principal
Aggressive Profile	Low	High	High
Moderately Aggressive Profile	Low	Medium to High	High
Moderate Profile	Medium	Medium to High	Medium
Moderately Conservative Profile	Medium to High	Low to Medium	Medium
Conservative Profile	High	Low	Low

The following chart describes the asset allocation ranges for each Portfolio:

	Asset Class	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
E Q U I T Y	International	0-15%	0-30%	0-30%	5-35%	10-40%
	Small-Cap	0-15%	0-15%	0-25%	0-25%	5-35%
	MidCap	0-15%	0-25%	0-30%	5-35%	15-45%
	Large-Cap	10-40%	10-40%	15-45%	20-50%	10-40%
D E B T	Bond	30-50%	20-40%	5-25%	5-25%	0-10%
	Short-Term Bond	25-45%	10-30%	5-25%	0-10%	0-10%

MCM, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Portfolios invest.  In accordance with its investment process, MCM may add new Underlying Portfolios or replace existing Underlying Portfolios.  Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on a rebalancing date.  To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date.  No less frequently than annually, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Portfolios and researches and analyzes the eligible Underlying Portfolios within each asset category to determine whether they would be suitable investments for the Portfolios.  MCM examines various factors relating to existing and potential Underlying Portfolios, including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by MCM.  Each Portfolio may also invest 0%-100% of its assets in Putnam Funds.  Each Portfolio invests primarily in other portfolios of the Fund and Putnam Funds.  Putnam Funds are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds (“Putnam Management”), is an affiliate of MCM and GWL&A.  Putnam Management is a subsidiary of Putnam Investments, LLC, which similar to MCM, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”); short-term “government securities,” as defined in Section 2(a)(16) of the Investment Company Act of  1940, as amended; and other liquid, short-term, high-quality, fixed income investments which are only denominated in U.S. Dollars in the percentages described in the chart above for the short-term bond category.   The GWL&A Contract has a stable principal value and will pay each Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

Each Portfolio’s investment performance is directly related to the investment performance of the Underlying Portfolio.  In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Portfolios may invest.  While the Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example.  Accordingly, each Portfolio will not necessarily invest in the Underlying Portfolios listed in the table, and may invest in Underlying Portfolios not listed in the table.

The Underlying Portfolios listed in the table include Portfolios that are directly advised by MCM, Portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, and Putnam Funds that are advised by Putnam Management.  The prospectus and statement of additional information for each portfolio and each Putnam Fund is available on the SEC’s website at http://www.sec.gov.

Short-Term Bond	Mid-Cap Equity
• Maxim Short Duration Bond Portfolio	• Maxim Ariel MidCap Value Portfolio
• GWL&A Contract	• Maxim T. Rowe Price MidCap Growth Portfolio
• Maxim MidCap Value Portfolio
• Putnam Vista Fund
• Putnam Mid Cap Value Fund

International Equity	Small-Cap Equity
• Maxim MFS International Value Portfolio	• Maxim Ariel Small-Cap Value Portfolio
• Maxim Invesco ADR Portfolio	• Maxim Small-Cap Value Portfolio
• Maxim MFS International Growth Portfolio	• Maxim Loomis Sayles Small-Cap Value Portfolio
• Putnam International Capital Opportunity Portfolio	• Maxim Small-Cap Growth Portfolio
• Putnam International New Opportunity Fund	• Putnam Small Cap Growth Fund
• Putnam International Equity Fund	• Putnam Capital Opportunities Fund
• Putnam International Growth & Income Fund	• Putnam Small Cap Value Fund
• Putnam Global Equity Fund
• Putnam Europe Equity Portfolio

Large-Cap Equity	Bond
• Maxim Janus Large Cap Growth Portfolio	• Maxim Bond Index Portfolio
• Maxim T. Rowe Price Equity/Income Portfolio	• Maxim Loomis Sayles Bond Portfolio
• Putnam Fund for Growth & Income Fund	• Maxim Global Bond Portfolio
• Putnam New Opportunities Fund	• Maxim Federated Bond Portfolio
• Putnam Voyager Fund	• Maxim Putnam High Yield Bond Portfolio
• Putnam Growth Opportunities Fund	• Maxim U.S. Government Mortgage Securities Portfolio
• Putnam Investors Fund	• Putnam Global Income Fund
• Putnam Research Fund	• Putnam Convertible Income-Growth Fund
• Putnam Equity Income Fund	• Putnam High Yield Advantage Fund
• Putnam Diversified Income Fund
Specialty Funds	• Putnam Income Fund
• Putnam Global Health Care Fund	• Putnam U.S. Government Income Fund
• Putnam Global Natural Resources Fund	• Putnam American Government Income Fund
• Putnam Global Utilities Fund	• Putnam American Government Income Fund

Principal Investment Risks
The principal investment risks associated with investing in the Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  For the Conservative and Moderately Conservative Portfolios, the primary risks are the same as those associated with debt securities.  Secondary risks are the same as those associated with equity securities.  For the Aggressive, Moderately Aggressive and Moderate Portfolios, the primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolio.  As a result, over the long-term the Portfolio’s ability to meet its investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

As a result of the Portfolio indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

The ability of the Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios.  There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolio’s investments among the Underlying Portfolios.  MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolio.  Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios.  These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risk associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The more the Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.  When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of a Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Underlying Portfolios
By owning shares of Underlying Portfolios, each Portfolio indirectly invests, to varying degrees, in securities held by the Underlying Portfolios.  The following section provides further information on certain types of investments and techniques that may be used by the Underlying Portfolios, including their associated risks.  Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Portfolios.

Each Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to a Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

Each of the Aggressive, Moderately Aggressive and Moderate Portfolios will normally invest at least 65% of their assets in Underlying Portfolios that invest primarily equity securities. Therefore, the return on your investment in these Portfolios will be based primarily on the risks and rewards of equity securities.   However, these Portfolios also invest in Underlying Portfolios that invest in debt securities and, therefore, to that extent are subject to the risks and rewards associated with debt securities.  As well, to the extent an Underlying Portfolio invests in derivatives, the Portfolio investing in that Underlying Portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Please note that the Moderate Portfolio may invest in the short-term bond and bond categories up to a combined 50%.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
Certain Underlying Portfolios may invest in securities of small size companies. The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell Midcap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the s ub- a dviser when making a decision to purchase a security for a n Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Debt Securities

Each of the Conservative and Moderately Conservative Portfolios will normally invest at least 65% of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, the return on your investment in these Portfolios will be based primarily on the risks and rewards of debt securities or bonds. However, these Portfolios also invest in Underlying Portfolios that invest in equity securities and, therefore, to that extent are subject to the risks and rewards associated with equity securities.  As well, to the extent an Underlying Portfolio invests in derivatives, the Portfolio investing in that Underlying Portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in each Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.  They are discussed separately below under “Money Market Instruments.”

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

Many of the Underlying Portfolios may, in a manner consistent with their respective investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause a n Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a n Underlying Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a n Underlying Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in a n Underlying Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Underlying Portfolio, other than the Maxim Money Market Portfolio, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject a n Underlying Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the adviser or s ub- a dviser, as applicable, judges market conditions incorrectly or employs a strategy that does not correlate well with a n Underlying Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of a n Underlying Portfolio and the Portfolios and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for a n Underlying Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
Each Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. Each Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should a Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk.  The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Underlying Portfolio s .

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Underlying Portfolios and the Portfolios .   While many market analysts have stated that the markets have generally begun to stabilize, there an be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of  mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on a n Underlying Portfolio’s investments and negatively impact a n Underlying Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Portfolios and the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a n Underlying Portfolio’s or a Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolios will achieve their objectives.   The Portfolio s should be considered to be a complete investment program by themselves .  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment policies and practices are contained in the SAI.

More Information About the Portfolios’ Fees and Expenses
Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolios.  Since the Portfolios pursues their investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolios and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.  You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares.  However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares.  MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares.  However, purchases of shares by the Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares.  The Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with the particular class of Underlying Portfolio shares.  The Portfolios will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales load.

The Portfolios will invest in shares of Underlying Portfolios.  As of December 31, 2009, the range of expenses expected to be incurred in connection with the Portfolios’ investments in Underlying Portfolios is [x.xx% to x.xx%].  This information is provided as a weighted-average range of the expense ratios since the average assets of each Portfolio invested in Underlying Portfolios will fluctuate.  The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of the Portfolios’ assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.  Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolios invest in select classes of underlying Putnam Funds that have a Rule 12b-1 distribution fee.  Additionally, each underlying Putnam Fund may charge a 1.00% redemption fee (currently waived) to any shares redeemed within a certain amount of time after purchase by the Portfolios.

Shareholder Information

Investing in the Portfolios
Shares of the Portfolios are not for sale directly to the public.  Currently, the Fund may sell shares of the Portfolios to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell shares of the Portfolios to IRA owners, and to participants in connection with qualified retirement plans and college savings programs .  In the future, shares of the Portfolios may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio.  Each Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that a Portfolio’s (or Underlying Portfolio’s) assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s (or Underlying Portfolio’s) assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Portfolio to allocate assets properly.

We determine net asset value by dividing net assets of each Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Each Portfolio values shares of the Underlying Portfolios at each Underlying Portfolio’s respective net asset value, and values it other assets at current market prices where current market prices are readily available .  When a determination is made that current market prices are not readily available, each Portfolio values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors .

Because the Portfolios are primarily invested in shares of Underlying Portfolios, each Portfolio’s net asset value is based primarily on the net asset values of the Underlying Portfolios in which they invest.  The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolios outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan, or college savings program, exchange shares of the Portfolios.

A Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolios at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolios are not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolios.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners and other qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in p ortfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolios have also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio s’ pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, and qualified retirement plans (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record keepers .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same Portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the recordkeeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolios may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolios and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

The practices and policies described above relate only to deterring and curtailing market timing in the Portfolios.  The prospectuses for the Underlying Portfolios explain the Underlying Portfolios’ policies and procedures related to excessive trading and market timing of the shares of the Underlying Portfolios.

Tax Consequences
Each Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  Each Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.  Each Portfolio is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Portfolio are considered separately for purposes of determining whether or not the Portfolios qualifies as a regulated investment company.

The Portfolios are currently not subject to tax.  It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If a Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolios depend on the provisions of the variable insurance contract through which you invest in the Portfolios or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Underlying Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of shares of the Portfolios.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolios attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolios instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of shares of the Portfolios.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolios.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolios on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolios or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Putnam Administrative Services Agreement
The Distributor entered into a n Administrative Services Agreement with its affiliates, Putnam Mutual Funds Corp. (“PMF”), principal underwriter of the Putnam Funds, and Putnam Management, investment adviser of the Putnam Funds (collectively, “Putnam”), pursuant to which the Distributor will provide certain distribution and other services to Putnam with regard to each Putnam Fund that is an Underlying Portfolio in a Portfolio.  For services rendered and expenses incurred pursuant to the Administrative Services Agreement, Putnam will pay the Distributor a fee ranging from 0.25% to 0.60% of the average daily net asset value of the shares of each Putnam Fund that is an Underlying Portfolio in a Portfolio.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of each Portfolio will receive a report containing a summary of the Portfolio’s performance and other information.

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past five years, or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_______________] , Independent Registered Public Accounting Firm, whose report, along with each Portfolio’s financial statements, are included in the Annual Report for the Portfolios, which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts , IRAs, qualified retirement plans, college savings programs, or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolios.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios’ investments is available in the Annual and Semi-Annual Reports to shareholders for the Portfolios .  In the Annual Report for the Portfolios , you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.   Semi-Annual Reports for the Portfolios include unaudited financial statements.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI and Annual and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolios, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

Appendix A

Description of Broad-Based Securities Indices

Each Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index such as the MSCI EAFE ® Index or Barclays Capital Aggregate Bond Index.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE ® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries.  The index is designed to represent the performance of the international equity market generally.   The MSCI EAFE ® Index was added as a comparison index to address the international equity asset allocation, if any to this Portfolio.  The MSCI EAFE ® Index is a registered trademark of Morgan Stanley Capital International, Inc.

The Barclays Capital Aggregate Bond Index   covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

A-1

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Balanced Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 portfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objective and strategies.  The Portfolio has two classes of shares – Class G and Class G1.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Portfolio is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds, (“Underlying Portfolios”), cash and cash equivalents.  The Portfolio’s shares can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) issued by GWL&A.  For more information, please see the "More Information About the Portfolio" section of this Prospectus.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to certain qualified retirement plans and to individual retirement account (“IRA”) owners .  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan that makes the Portfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ______________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information
Appendix A A-1

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation and income.  The Portfolio’s investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not describe the Guarantee Benefit Fee (defined below), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim SecureFoundation SM Balanced Portfolio – G Class	Maxim SecureFoundation SM Balanced Portfolio – G1 Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 1	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 2	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses reflected in the Example would be higher.

1 Because the Portfolio began operations on November 13, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

2   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundation Balanced Portfolio	1 Year	3 Years
Class G	$xx	$xxx
Class G1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolio’s Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in fixed income securities.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio – Portfolio Overview,” “More Information About the Portfolio – Principal Investment Strategies,” and “More Information About the Portfolio – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.  MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available within the Portfolio.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk – Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, and for information on risks associated with the Guarantee, please see the “More Information About the Portfolio - Portfolio Overview,” “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - Risks Associated with the Guarantee,” “More Information About the Portfolio - Underlying Portfolios,” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009.  The information will appear in a future version of this Prospectus after the Portfolio has been in operation for one complete calendar year.

Management

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since inception.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Redemption of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative or qualified retirement plan sponsor or administrator for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

For more information on the purchase and redemption of portfolio shares, including how purchases and redemptions affect the Guarantee, please see the “Purchasing and Redeeming Shares” section of this Prospectus.

Tax Information
The Portfolio intends to qualify as a “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment companies and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs and qualified retirement plans.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as underlying investment options in the variable insurance contract, IRA or qualified retirement plan or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

The Portfolio is managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Portfolio and works with the Asset Allocation Committee in developing and executing the Portfolio’s investment program.  Mr. Corbett, Chairman and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Portfolio since its inception.  Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney.  He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance.  Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Advisory Fees
For its services, MCM is entitled to a fee of 0.10% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving the investment advisory contract of the Fund will be available in the Portfolio’s Annual Report to shareholders for the period ending December 31, 2009.

More Information About the Portfolio

Portfolio Overview
The Portfolio is a “fund of funds” that pursues its investment objective by investing in Underlying Portfolios (that may or may not be affiliated with the Fund), cash and cash equivalents.

The Portfolio’s shares can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) issued by GWL&A.  The annual fee for the Guarantee (the “Guarantee Benefit Fee”) is currently 0.90% of the value of your variable insurance contract, IRA, or qualified retirement plan (hereinafter “account value”) allocated to the Portfolio.  The Guarantee Benefit Fee is in addition to the fees and expenses of the Portfolio.  The Guarantee Benefit Fee is currently deducted monthly in arrears and is equal to 1/12 of the current annual expense multiplied by your account value allocated to the Portfolio.  The Guarantee Benefit Fee is assessed by automatically redeeming shares of the Portfolio attributable to your account.  The Guarantee Benefit Fee and the frequency of deduction are subject to change upon 30 days written notice.  The Guarantee Benefit Fee will not be lower than 0.70% or higher than 1.50% of your account value allocated to the Portfolio.  Shares of the Portfolio attributable to your account also will be automatically redeemed to cover the cost of any state premium taxes relating to the Guarantee.  Please refer to the Guarantee prospectus or disclosure statement for detailed information including fee and eligibility criteria.  The redemption or exchange of all Portfolio shares attributable to your account automatically cancels your Guarantee and all of the benefits of the Guarantee.  GWL&A also may terminate the Guarantee under other circumstances.  GWL&A issues the Guarantee to variable insurance contract owners and individual IRA owners to provide a lifetime withdrawal benefit.  For qualified retirement plans, GWL&A issues the Guarantee to the plan sponsor to provide a lifetime withdrawal benefit for plan participants.  GWL&A does not issue the Guarantee to MCM or the Portfolio, so the Guarantee does not guarantee the investment performance of the Portfolio .  Please see the Guarantee prospectus or disclosure statement for complete information regarding the Guarantee.

The Portfolio is designed for investors seeking a professionally designed asset allocation program to simplify the accumulation of assets prior to retirement together with the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolio.  The Portfolio strives to provide shareholders with diversification primarily through both a professionally designed asset allocation model and professionally selected investments in the Underlying Portfolios.  The intended benefit of asset allocation is diversification, which is expected to reduce volatility over the long-term.

Principal Investment Strategies
The principal investment strategies of the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment strategies are described below.

Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Portfolios that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The first step in MCM’s allocation process is to determine the Portfolio’s asset class allocations.  Second, once the asset allocation is determined, MCM selects the Underlying Portfolios.  MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolio invests.  MCM reviews the asset class allocations, the Underlying Portfolio allocations, and the Underlying Portfolios on a routine basis (at least annually).  MCM will make changes to the asset class allocations, the Underlying Portfolio allocations, or the Underlying Portfolios themselves from time to time as it deems appropriate in order to help the Portfolio achieve its investment objective.  MCM may add or delete asset classes, Underlying Portfolios or change asset allocations at any time without approval or notice to shareholders.  A table showing the asset classes (corresponding to Morningstar ® categories) used for the Portfolio as of the date of this Prospectus and the Underlying Portfolios in which the Portfolio is expected to invest as of the date of this Prospectus is included in Appendix A to the Prospectus.  Each Underlying Portfolio has its own investment objectives, strategies, policies and risks and may hold a wide range of securities in its portfolio.

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.  Rebalancing generally occurs on the 20 th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day).  Changes to Underlying Portfolios, if deemed necessary by MCM, will generally be made on a rebalancing date.  To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date.  Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios.  As a result of the monthly rebalancing, expenses related to redemption fees, if applicable, may be incurred at the Underling Portfolio level.

The Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolio.  As a result, over the long-term the Portfolio’s ability to meet its investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

As a result of the Portfolio indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

The ability of the Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios.  There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolio’s investments among the Underlying Portfolios.  MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolio.  Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.  MCM also may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios.  These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risk associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The more the Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Most, if not all, of the Underlying Portfolios in which the Portfolio invests are Index Portfolios.  Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio.  In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of the benchmark index. For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios' total return.  In addition, an Index Portfolio may own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.  When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee
In addition to risks related to the Portfolio, investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee, which are described in more detail in the Guarantee prospectus or disclosure statement, and include, but are not limited to, the following:

•
Depending on your pattern of share redemptions, your lifespan and the Portfolio’s investment performance, and other variables, there is a possibility that no benefits may be payable under the Guarantee.

•
The exchange or redemption of Portfolio shares negatively affects the Portfolio account value to which the Guarantee applies.  Therefore, exchanges or redemptions of Portfolio shares adversely affects the benefit under the Guarantee.

•
The Portfolio and Guarantee are currently only available to separate accounts of GWL&A to fund benefits under certain variable insurance contracts and to participants in certain qualified retirement plans.  If your qualified retirement plan moves to a provider other than GWL&A, you may lose the benefit of the Guarantee.

•
GWL&A reserves the right to change the Guarantee Benefit Fee up to a maximum annual rate of 1.50% of the account value allocated to the Portfolio upon 30 days written notice.  GWL&A also reserves the right to change the frequency of deduction of the Guarantee Benefit Fee upon 30 days written notice.

•	GWL&A reserves the right to terminate the Guarantee under certain circumstances unrelated to any action or inaction by you.

For additional information regarding the Guarantee, please see the Guarantee prospectus or disclosure statement, as applicable.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Underlying Portfolios
By owning shares of Underlying Portfolios, the Portfolio indirectly invests, to varying degrees, in securities held by the Underlying Portfolios.  The securities in which the Underlying Portfolios may invest include, but are not limited to, U.S. and international equity securities, U.S. fixed-income securities, derivatives, and short-term investments.  The following section provides further information on certain types of investments and techniques that may be used by the Underlying Portfolios, including their associated risks.  Additional information is provided in the SAI , which is available upon request, and in the prospectuses of the Underlying Portfolios.

Equity Securities

The Underlying Portfolios that invest in equity securities will be subject to the risks associated with common stocks and other equity investments.  Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small Size Companies

Certain Underlying Portfolios may invest in securities of small size companies. The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000® Index.  Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause an Underlying Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, an investment adviser or sub-adviser when making a decision to purchase a security for an Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Fixed-Income Securities

The Underlying Portfolios that invest in fixed-income securities will be subject to the risks associated with fixed income securities .  Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. In addition to bonds, debt securities include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.  They are discussed separately below under “Money Market Instruments” and “Temporary Investment Strategies.”

Foreign Securities

Certain of the Underlying Portfolios may, in a manner consistent with their respective investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause an Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject an Underlying Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay an Underlying Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Certain of the Underlying Portfolios may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject an Underlying Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the adviser or sub-adviser of an Underlying Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with an Underlying Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of an Underlying Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for an Underlying Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Portfolios Designed to Track a Benchmark Index

Certain of the Underlying Portfolios are not actively managed, but are designed to track the performance of specified benchmarks (sometimes referred to in this Prospectus as “Index Portfolios”).

Advantages of Index Portfolios

Index Portfolios typically have the following characteristics:

•	Variety of investments. Index Portfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, Index Portfolios usually do not perform dramatically better or worse than their benchmarks.
•
Low cost.  Index Portfolios are inexpensive to run compared with actively managed portfolios.  They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most Index Portfolios have lower turnover rates and lower capital gains distributions.  However, from time to time, some Index Portfolios may pay out higher-than-expected taxable distributions.  This is because Index Portfolios must adjust their holdings to reflect changes in their target indexes.  In some cases, such changes may force an Index Portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer.  Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios
The value of an Index Portfolio will generally decline when the performance of its benchmark index declines. Because each Index Portfolio may track an index before fees and expenses, the Index Portfolio may not purchase other securities that may help offset declines in an index.  In addition, because an Index Portfolio may not hold all issues included in an index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the performance of an Index Portfolio may fail to match the performance of its benchmark index, after taking expenses into account. It is not possible to invest directly in an index.

Money Market Instruments
Certain Underlying Portfolios may invest in money market instruments.  Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include: Treasury bills and notes, which are securities issued by the U.S. Government; commercial paper, which is a promissory note issued by a company; bankers’ acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset values of the Underlying Portfolios’ shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies

The Portfolio and each Underlying Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the investment adviser for the Underlying Portfolio, as applicable. The Portfolio and each non-money market Underlying Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the applicable Underlying Portfolio’s adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio or an Underlying Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Underlying Portfolios.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions have add ed significantly to the risk of short-term volatility of the Underlying Portfolios and the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on an Underlying Portfolio’s investments and negatively impact an Underlying Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s and an Underlying Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio’s and Underlying Portfolios’ investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio or any Underlying Portfolio will achieve its objective.  The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

More Information About the Portfolio’s Fees and Expenses
Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio.  Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.  You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares.  However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolio or the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolio.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares.  MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares.  However, purchases of shares by the Portfolio would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares.  The Portfolio also would remain subject to any distribution (Rule 12b-1) fees associated with shares of unaffiliated Underlying Portfolios.  However, the Portfolio will not purchase any class of shares of affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. The Portfolio also will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of the Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.  Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolio invests in select classes of unaffiliated Underlying Portfolios that have a Rule 12b-1 fee.  Additionally, certain Underlying Portfolios may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolio.

Shareholder Information

Investing in the Portfolio

Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners and participants in connection with certain qualified retirement plans.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares

The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s (or Underlying Portfolio’s) assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s (or Underlying Portfolio’s) assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s (or Underlying Portfolio’s) assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

We calculate a separate net asset value for each class of shares of the Portfolio.  We determine net asset value by dividing net assets of the Portfolio’s share class (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares for the applicable share class.

The Portfolio values its shares of the Underlying Portfolios at each Underlying Portfolio’s respective net asset value, and values its other assets at current market prices where current market prices are readily available.  When a determination is made that current market prices or Underlying Portfolio net asset values are not readily available, the Portfolio values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Because the Portfolio is primarily invested in shares of Underlying Portfolios, the Portfolio’s net asset value is based primarily on the net asset values of the Underlying Portfolios in which it invests.  The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

Purchasing and Redeeming Shares

The Portfolio’s shares described in this Prospectus can only be purchased in conjunction with the purchase and acceptance of the Guarantee issued by GWL&A.  All share purchase and redemption policies herein are subject to the administrative rules under the Guarantee, which are outlined in the Guarantee prospectus or disclosure statement , as applicable.  Please see the Guarantee prospectus or disclosure statement , as applicable, with respect to the effect share redemptions may have on the benefits under your Guarantee and the effect cancellation of your Guarantee may have on your ability to purchase a new Guarantee.

The annual expense for the Guarantee is currently 0.90% of your account value allocated to the Portfolio.  The Guarantee Benefit Fee is currently deducted monthly in arrears and is equal to 1/12 of the current annual fee multiplied by your account value allocated to the Portfolio.  The Guarantee Benefit Fee is assessed by automatically redeeming shares of the Portfolio attributable to your account.  The Guarantee Benefit Fee and the frequency of deduction is subject to change upon 30 days written notice.  The annual fee for the Guarantee Benefit Fee will not be lower than 0.70% or higher than 1.50% of your account value allocated to the Portfolio.   The Guarantee Benefit Fee is in addition to the fees and expenses of the Portfolio.  Shares of the Portfolio attributable to your account also will be automatically redeemed to cover the cost of any state premium taxes relating to the Guarantee.  Please refer to the Guarantee prospectus or disclosure statement , as applicable, for detailed information including fee and eligibility criteria.  The redemption or exchange of all Portfolio shares attributable to your account automatically cancels your Guarantee and all of the benefits of the Guarantee.  Following cancellation of the Guarantee, additional purchases of shares of the Portfolio are not permitted for a period of 90 days following the cancellation.  The foregoing restriction does not apply to automatic payroll contributions, qualified rollovers, loan repayments, or additional purchases with dividend and capital gains distributions.  After cancellation of the Guarantee, any accepted contribution to the Portfolio shall be deemed to be a re-election of the Guarantee.

The Guarantee may be available with other portfolios of the Fund.  The purchase or redemption of shares of the Portfolio does not affect the Guarantee associated with any other portfolio of the Fund.  Likewise, the purchase or redemption of shares of other portfolios of the Fund with which the Guarantee is available does not affect the Guarantee associated with the Portfolio.  GWL&A issues the Guarantee to variable insurance contract owners and individual IRA owners to provide a lifetime withdrawal benefit.  For qualified retirement plans, GWL&A issues the Guarantee to the plan sponsor to provide a lifetime withdrawal benefit for plan participants.  GWL&A does not issue the Guarantee to MCM or the Portfolio, so the Guarantee does not guarantee the investment performance of the Portfolio.  Please see the Guarantee prospectus or disclosure statement for complete information regarding the Guarantee.

Once you begin making Guaranteed Annual Withdrawals, as defined in the Guarantee prospectus or disclosure statement , as applicable, additional purchases of shares of the Portfolio are not permitted.  Also, initial purchases of shares of the Portfolio are not permitted once the variable insurance contract owner , IRA owners, or qualified retirement plan participant reaches the age of 85.  Please refer to the Guarantee prospectus or disclosure statement , as applicable, for detailed information on purchase restrictions.

Following the redemption of any shares of the Portfolio, other than the redemption of Portfolio shares to pay the Guarantee Benefit Fee, additional purchases of shares of the Portfolio are not permitted for a period of 90 days following the redemption.  The foregoing restriction does not apply to automatic payroll contributions, qualified rollovers, loan repayments, or additional purchases with dividend and capital gains distributions.

Variable insurance contract owners and participants in qualified retirement plans will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. IRA owners place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative or qualified retirement plan sponsor or administrator for information concerning the procedure s for purchasing and redeeming shares of the Portfolio.

The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

Participants in qualified retirement plans and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA or qualified retirement plan, exchange shares of the Portfolio.

Please see the Guarantee prospectus or disclosure statement , as applicable, with respect to the effect  redemptions or exchanges may have on the benefits under your Guarantee.  The redemption or exchange of all Portfolio shares automatically cancels your Guarantee.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually.  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least annually.
Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners and other qualified retirement plan participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a portfolio's international portfolio securities trade and the time as of which the portfolio's net asset value is calculated.  Market timing in portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a portfolio's junk bond holdings. Market timers may purchase shares of a portfolio based on events occurring after foreign market closing prices are established but before calculation of the portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a portfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Fund has also adopted pricing procedures and guidelines, including procedures for fair value pricing of portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, and qualified retirement plans (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder ’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

The practices and policies described above relate only to deterring and curtailing market timing in the Portfolio.  The prospectuses for the Underlying Portfolios explain the Underlying Portfolios’ policies and procedures related to excessive trading and market timing of the shares of the Underlying Portfolios.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA or qualified retirement plan.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, or qualified retirement plan.

Effect of Foreign Taxes

Dividends and interest received by the Underlying Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Share Classes

The Portfolio has two classes of shares, Class G and Class G1 shares.  Each class is identical except that G1 shares have a distribution or “Rule 12b-1” plan which is described below.

Class G1 Distribution Plan

The Portfolio has adopted a distribution or “Rule 12b-1” plan for its Class G1 shares.  The plan allows the Class G1 shares of the Portfolio to compensate the GWFS Equities, Inc. (the “Distributor”) for distribution of G1 shares and for providing or arranging for the provision of services to Class G1 shareholders.  Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sales of Class G1 shares of the Portfolio and/or for providing or arranging for the provision of services to the Portfolio’s Class G1 shareholders (including sponsors of qualified retirement plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class G1 shares of the Portfolio).  Because these fees are paid out of Class G1’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Cash and Non-Cash Incentive Arrangements

GWL&A, the Fund’s Distributor, and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolio, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners . These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Underlying Portfolio Administrative Services Agreements

The Distributor anticipates entering into Administrative Services Agreements with the investment advisers or affiliates of unaffiliated Underlying Portfolios in the Portfolio (“Underlying Portfolio entities”), pursuant to which the Distributor will provide recordkeeping and administrative services to unaffiliated Underlying Portfolio entities with regard to unaffiliated Underlying Portfolios in the Portfolio.  For services rendered and expenses incurred pursuant to the Services Agreements, unaffiliated Underlying Portfolio entities will pay the Distributor a fee ranging from 0.40% to 0.46% of the average daily net asset value of the shares of the applicable unaffiliated Underlying Portfolio in the Portfolio.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Portfolio’s Class G and G1 shares for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance products, IRAs, or qualified retirement plans.  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_____________], Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts , IRAs, qualified retirement plans, or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio also include unaudited financial statements.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-866-831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI and Annual and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

Appendix A

The table below shows the Underlying Portfolios, listed according to their asset class (Morningstar® category), in which the Portfolio is expected to invest as of the date of this Prospectus .  The allocations among Underlying Portfolios will change over time based on the Portfolio's investment objective and strategy.  In addition, MCM may add or delete Underlying Portfolios, add or delete asset classes, or change target allocations at any time without approval or notice to shareholders.  Accordingly, the Portfolio will not necessarily invest in the Underlying Portfolios listed in the table, and may invest in Underlying Portfolios not listed in the table.

Expected Underlying Portfolios as of the date of this Prospectus :

Asset Class (Morningstar® category) Underlying Portfolios
Large Blend
Maxim S&P 500® Index1	•
Small Blend
First American Small Cap Index Y	•
International Large Blend
Ridgeworth International Equity Index I	•
Intermediate-Term Bond
Maxim Bond Index	•

The Underlying Portfolios may include p ortfolios that are directly advised by MCM, p ortfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, p ortfolios that are advised by an affiliate of MCM, and p ortfolios that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information.   This Prospectus is not an offer for any of the Underlying Portfolios.  The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

1 The S&P 500® Index (the "S&P 500®") is comprised of the stocks that make up the S&P 500® and trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ over-the-counter market.  It is generally acknowledged that the S&P 500® broadly represents the performance of publicly traded common stocks in the United States.

** “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by GWL&A.  The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.  The S&P 500® is sponsored by Standard & Poor's, which is responsible for determining which stocks are represented in the index.

Standard & Poor’s  is not an affiliate or a sponsor of the Fund, the Portfolio or MCM.  Standard & Poor’s is not responsible for and does not participate in the operation or management of the Portfolio, nor does it guarantee the accuracy or completeness of the Benchmark Index or the data therein.  Inclusion of a stock in the Benchmark Index does not imply that it is a good investment.
A-1

PART C
OTHER INFORMATION

Item 23.                  Exhibits

(a) Articles of Incorporation are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 29, 2000 (File No. 2-75503); Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000 (File No. 2-75503), Post-Effective Amendment No. 72 filed on April 27, 2001 (File No. 2-75503), Post-Effective Amendment No. 73 filed on December 31, 2001 (File No. 2-75503), Post-Effective Amendment No. 75 filed on March 1, 2002 (File No. 2-75503), Post-Effective Amendment No. 77 filed on February 14, 2003 (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003, (File No. 2-75503), Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503), Post-Effective Amendment No. 83 filed on August 4, 2004 (File No. 2-75503),  Post-Effective Amendment No. 88 filed on May 1, 2007 (File No. 2-75503), Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503), Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503), and Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(b) Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, (File No. 2-75503).  Amended and Restated Bylaws of Maxim Series Fund, Inc. are incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(c) Not Applicable.

(d)(1) Investment Advisory Agreement and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999 (File No. 2-75503), Post-Effective Amendment No. 76 filed on April 26, 2002 (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503), Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503),  Post-Effective Amendment No. 93 filed on April 28, 2008 (File No. 2-75503), Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503), and Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(d)(2) Sub-Advisory Agreement on behalf of Maxim Ariel MidCap Value Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503), and Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(d)(3) Sub-Advisory Agreement on behalf of Maxim Ariel Small-Cap Value Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503),  Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503), and Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(d)(4) Form of Sub-Advisory Agreement on behalf of Maxim Stock Index, Maxim Index 600 and Maxim S&P 500® Index Portfolios and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 78 to its Registration Statement filed on April 11, 2003 (File No. 2-75503),  Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503), and Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(d)(5) Sub-Advisory Agreement on behalf of Maxim Invesco ADR Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503), and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503).

(d)(6) Sub-Advisory Agreement on behalf of Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 70 to the Registration Statement filed on March 1, 2001 (File No. 2-75503).

(d)(7) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price Equity/Income Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503),  Post-Effective Amendment No. 83 filed on August 4, 2004 (File No. 2-75503), and Post-Effective Amendment No. 93 filed on April 28, 2008 (File No. 2-75503).

(d)(8) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price MidCap Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998 (File No. 2-75503), Post-Effective Amendment No. 72 filed on April 27, 2001 (File No. 2-75503), and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503).

(d)(9) Form of Sub-Advisory Agreement on behalf of Maxim MFS International Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503).

(d)(10) Form of Sub-Advisory Agreement on behalf of Maxim Federated Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503).

(d)(11) Form of Sub-Advisory Agreement on behalf of Maxim Janus Large Cap Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503) and Post-Effective Amendment No. 83 filed on August 4, 2004 (File No. 2-75503).

(d)(12) Form of Sub-Advisory Agreement on behalf of Maxim Small-Cap Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503) and Post-Effective Amendment No. 93 filed on April 28, 2008 (File No. 2-75503).

(d)(13)  Form of Sub-Advisory Agreement on behalf of Maxim MFS International Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 101 to its Registration Statement filed on October 30, 2009.

(d)(14)  Form of Sub-Advisory Agreement on behalf of Maxim Global Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(d)(15)  Form of Sub-Advisory Agreement on behalf of Maxim Putnam High Yield Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 101 to its Registration Statement filed on October 30, 2009.

(d)(16)  Form of Sub-Advisory Agreement on behalf of Maxim Small-Cap Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(d)(17)  Form of Sub-Advisory Agreement on behalf of Maxim MidCap Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(e)(1)(a)  Form of Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(e)(1)(b)  Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).  Amendment to Principal Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(e)(2)  Form of Selling Agreement for the Maxim Lifetime Asset Allocation Portfolios is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503). Form of Selling Agreement for the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(f) Not Applicable.

(g) Custody Agreements with The Bank of New York Mellon is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503).

(h) (1) Transfer Agency and Service Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503).

(h)(2) Securities Lending Agreement with The Bank of New York Mellon is incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed on March 1, 2002 (File No. 2-75503).

(h)(3)  Rule 22c-2 Shareholder Information Agreement between the Fund and GWFS Equities, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503).

(i) Legal Opinion of Helliwell, Melrose & DeWolfe, P.A. is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000 (File No. 2-75503).

(i)(2) Legal Opinion with respect to the Lifetime Asset Allocation Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(i)(3) Legal Opinion with respect to the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(j) Written Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, to be filed by amendment.

(k) Not Applicable.

(l)  Not Applicable.

(m)  Form of Distribution Plan under Rule 12b-1 for the Maxim Lifetime Asset Allocation Portfolios is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).  Forms of Distribution Plans under Rule 12b-1 for the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(n)  Form of Rule 18f-3 Plan for the Maxim Lifetime Asset Allocation Portfolios is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).  Forms of Rule 18f-3 Plans for the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(o)  Reserved.

(p)(1) Code of Ethics for the Fund’s principal underwriter is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(p)(2) Code of Ethics for Ariel Investments, LLC is incorporated by reference to Post-Effective Amendment No. 38 to Ariel Investment Trust’s Registration Statement filed on January 29, 2009 (File No. 33-7699).

(p)(3) Code of Ethics for Mellon Capital Management Corporation is incorporated by reference to Pre-Effective Amendment No. 2 to Realty Fund’s Registration Statement filed on September 20, 2007 (File No. 333-142156).

(p)(4) Code of Ethics for Invesco Global Asset Management (N.A.), Inc. is incorporated by reference to Post-Effective Amendment No. 42 to AIM International Mutual Funds’ Registration Statement filed on February 25, 2009 (File No. 33-44611).

(p)(5) Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated by reference to Post-Effective Amendment No. 52 to the Loomis Sayles Funds II’s Registration Statement filed on December 3, 2008 (File No. 33-39133).

(p)(6) Code of Ethics for T. Rowe Price Group is incorporated by reference to Post-Effective Amendment No. 34 to T. Rowe Price Institutional International Fund, Inc.’s Registration Statement filed on February 26, 2009 (File No. 33-29697).

(p)(7) Code of Ethics for Massachusetts Financial Services Company is Incorporated by reference to Post-Effective Amendment No. 40 to MFS Series Trust III’s Registration Statement filed on March 29, 2007 (File No. 2-60491).

(p)(8) Code of Ethics for Federated Investment Management Company is incorporated by reference to Post-Effective Amendment No. 103 to Money Market Obligation Trust’s Registration Statement filed on February 27, 2009 (File No. 33-31602).

(p)(9) Code of Ethics for Janus Capital Management LLC is incorporated by reference to the exhibits to Post-Effective Amendment No. 53 to Janus Adviser Series’ Registration Statement filed on December 31, 2008 (File No. 333-33978).

(p)(10)  Code of Ethics for Silvant Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 66 to Ridgeworth Funds’ (formerly, STI Classic Funds) Registration Statement filed on May 30, 207 (File No. 33-45671).

 (p)(11)  Code of Ethics for Franklin Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 30 to Franklin Templeton Global Trust filed February 26, 2009 (File No. 33-01212).

(p)(12)  Code of Ethics for Putnam Investment Management, LLC  and amendments thereto are incorporated by reference to Post-Effective Amendment No. 93 to Putnam Funds Trust filed June 26, 2009 (File No. 333-00515).

(p)(13) Code of Ethics for Goldman, Sachs Asset Management, L.P. is incorporated by reference to Registrant’s Post-Effective Amendment No. 95 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(p)(14) Code of Ethics for Invesco Institutional (N.A.), Inc. is incorporated by reference to Post-Effective Amendment No. 51 to AIM Sector Funds’ Registration Statement filed on February 13, 2009 (File No. 2-85905).

(p)(15) Maxim Series Fund, Inc. and GW Capital Management, LLC Amended and Restated Code of Ethics for Securities Transactions of Access Persons is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

Item 24.	Persons Controlled by or under Common Control with Registrant.

Organizational Chart – September 30, 2009
I.           OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
        99.999% - Pansolo Holding Inc.
  100% - 3876357 Canada Inc.
  100% - 3439496 Canada Inc.
  100% - Capucines Investments Corporation
    32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
               94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
             62.08% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows.  There are issued and outstanding as of September 30, 2009 408,348,432 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 896,896,152.

Pansolo Holding Inc. owns directly 23,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 26,892,953 or 3.00 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.54%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.70% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 62.18%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,361,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.           Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.61% - Great-West Lifeco Inc.
             100.0% - Great-West  Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
   100.0% - Great-West Lifeco U.S. Inc.
                    100.0% - GWL&A Financial Inc.
                                    60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
     60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
 60.0% - Great-West Life & Annuity Insurance Capital, LLC
     60.0% - Great-West Life & Annuity Insurance Capital, LLC II
                                   100.0% - Great-West Life & Annuity Insurance Company
100.0% - First Great-West Life & Annuity Insurance Company
100.0% - Advised Assets Group, LLC
    100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
   100.0% - National Plan Coordinators of Delaware, Inc.
   100.0% - Emjay Corporation
  100.0% - EMJAY Retirement Plan Services, Inc.
   100.0% - Great-West Healthcare of Georgia, Inc.
   100.0% - GW Investor Services, LLC.
   100.0% - FASCore, LLC
     50.0% - Westkin Properties Ltd.
     83.79% - Maxim Series Fund, Inc.
   100.0% - GW Capital Management, LLC
   100.0% - Orchard Trust Company, LLC
   100.0% - Lottery Receivable Company One LLC
   100.0% - LR Company II, L.L.C.
   100.0% - Singer Collateral Trust IV
                                   100.0% - Singer Collateral Trust V

B.           Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.61% - Great-West Lifeco Inc.
             100.0% - Great-West Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
                    100% - Great-West Lifeco U.S., Inc.
                   100% - Putnam Investments, LLC
                          100.0% - Putnam Acquisition Financing Inc.
             100.0% - Putnam Acquisition Financing LLC
               100.0% - Putnam U.S. Holdings, LLC
 100.0% - Putnam U.S. Holdings I Inc.
                   99.0% - Putnam Investment II LP (1% owned by Putnam U.S. Holdings II Inc.)
               100.0% -Putnam, LLC
       99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
       100.0% - Putnam Retail Management GP, Inc.
       100.0% - Putnam Investment Management, LLC
       100.0% - Putnam Advisory Company GP, Inc.
       99.0% - Putnam Advisory Company, Limited Partnership (1% owned by Putnam Advisory Company GP, Inc.)
            100.0% - The Putnam Advisory Company, LLC
                 99.0% - Putnam U.S. Holdings II Inc. (1% owned by Putnam U.S. Holdings I Inc.)
                       100.0% - Putnam U.S. Holdings I, LLC
                    80.0% - PanAgora Asset Management, Inc.
                    100.0% -Putnam GP Inc.
                    100.0% - PII Holdings, Inc.
                    99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
                    100.0% - Putnam Investment Holdings, LLC
          100.0% - Putnam Aviation Holdings, LLC
          100.0% - Putnam Capital, LLC
               80.0% - TH Lee Putnam Capital Management, LLC
                100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
                          100.0% - Putnam International Holdings LLC
                100.0% - Putnam Investments Inc. (Canada)
                100.0% - Putnam Investments (Ireland) Limited
                100.0% - Putnam Investments Australia Pty Limited
                100.0% - Putnam Investments Securities Co., Ltd. (Japan)
                100.0% - Putnam International Distributors, Ltd. (Cayman)
            100.0% - Putnam Investments Argentina S.A.
          100.0% - Putnam Investments (Asia) Limited
                100.0% - Putnam Investments Limited (U.K.)
                 100.0% - New Flag UK Holdings Limited
                   100.0% - New Flag Asset Management Limited (UK)

C.           The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.61% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
                 100.0% - 2023308 Ontario Inc.
           100.0% - Great-West Life & Annuity Insurance Capital, LP
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
         40.0% - Great-West Life & Annuity Insurance Capital, LLC
           100.0% - Great-West Life & Annuity Insurance Capital, LP II
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
         40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
      100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
           100.0% - 6922023 Canada Inc.
           100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0%  - Gold Circle Insurance Company
100.0%  - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
                           100.0%  - GWL Investment Management Ltd.
                  100.0%  - 801611 Ontario Limited
100.0%  - 118050 Canada Inc.
                  100.0%  - 1213763 Ontario Inc.
70.0% -   Kings Cross Shopping Centre Ltd.
100.0%  - 681348 Alberta Ltd.
                                           100.0% - The Owner: Condominium Plan No 8510578
                             50.0% - 3352200 Canada Inc.
100.0%  - 1420731 Ontario Limited
100.0%  - 1455250 Ontario Limited
100.0%  - CGWLL Inc.
  65.0%  - The Walmer Road Limited Partnership
  50.0%  - Laurier House Apartments Limited
100.0%  - 2024071 Ontario Limited
100.0%  - High Park Bayview Inc.
  75.0%  - High Park Bayview Limited Partnership
                             50.0% - KAB Properties Inc.
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
100.0%  - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - The Motion Picture Bond Company Inc.
100.0%  - London Life Insurance Company
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA  (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
 99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
100.0% - London Capital Management Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
  50.0% - Laurier House Apartments Limited
  30.0% - Kelowna Central Park Properties Ltd.
  30.0% - Kelowna Central Park Phase II Properties Ltd.
  30.0% - Trop Beau Developments Limited
100.0% - 42969098 Canada Inc.
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
 35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.
    25.0% - High Park Bayview Limited Partnership
 50.0% - KAB Properties Inc.
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4%  - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0%  - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0%  - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0%  - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
100.0% - HRMP, Inc.
51.0% - Health Reinsurance Management Partnership (HRMP) (Massachusetts)
100.0% - HRMP II, Inc.
49% Health Reinsurance Management Partnership (HRMP) (Massachusetts)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% Great-West Retirement Services (Europe) Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, Limited Liability Company
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - Quadrus Distribution Services Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Securing Corporation, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - Crown Life Insurance Company

D.           IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
        100.0% - 171263 Canada Inc.
               66.3% - Power Financial Corporation
                    56.0% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Financial Charitable Foundation
100.0% - Strategic Charitable Giving Foundation
100.0% - M.R.S. Inc.
100.0% - M.R.S. Correspondent Corporation
100.0% - M.R.S. Securities Services Inc.
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - M.R.S. Trust Company
100.0% - Anacle I Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Financial Services Inc.
100.0% - Mackenzie (Rockies) Corp.
100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.
100.0% - Mackenzie Cundill Investment Management Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MSP 2007 GP Inc.
100.0% - Howson Tattersall Investment Counsel Limited
100.0% - MSP 2008 GP Inc.
100.0% - MSP 2009 GP Inc.
 99.68% - Investment Planning Counsel Inc.
100.0% - Investment Planning Counsel of Canada Limited
100.0% - IPC Investment Corporation
100.0% - 9132-2155 Quebec Inc.
100.0% - Counsel Group of Funds Inc.
100% - Alpha I Financial Inc.
100.0% - IPC Save Inc.
100.0% - 1275279 Ontario Inc.
50.0% - IPC Estate Services Inc.
 50.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.

E.	Pargesa Holding S.A. Group of Companies (European investments)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
                        100.0% - Power Financial Europe B.V.
           50.0% - Parjointco N.V.
              54.1% - Pargesa Holding S.A.
100.0% - Pargesa Netherlands B.V.
 27.4% - Imerys
 50.0% - Groupe Bruxelles Lambert
           Capital
    5.3% - GDF Suez
    7.1%  - Suez Environment Company
  21.1% - Lafarge (1)
    8.2% - Pernod Ricard (1)
    0.6% - Iberdrola
100.0% - Belgian Securities BV
               Capital
30.5% - Imerys
  61.6% - Brussels Securities
               Capital
100.0% - Sagerpar
100.0% - GBL Participations
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy Sárl
Capital
4.0% - Total(1)
100.0% - GBL Verwaltang Gmbh
100.0% - Immobilieŕe Rue de Namur Sárl
100.0% - GBL Finance SA
               Capital
100.0% - GBL Overseas Finance NV
38.4% - Brussels Securities
100.0% - GBL Verwaltung Sàrl
Capital
100.0% - GBL Investments Limited
43.0% - ECP 1
42.4% - ECP 2
100.0% - Pargesa Cia S.A..
100.0% - Fivaz & Cie SA
100.0% - Pargesa Luxembourg S.A.
100.0% - SFPG
100.0% - SIB Huston

(1) Based on Company’s published capital as of May, 2009

F.           Gesca Ltée Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - 4507053 Canada Inc.
100.0% - Gesca Ltée
100.0% - La Presse Ltée
100.0% - Gesca Ventes Média Ltée
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse inc.
100.0% - 6645119 Canada Inc.
100.0% - Les Éditions La Presse II Ltée
100.0% - 3819787 Canada Inc.
100.0% - 3834310 Canada Inc.
20.0% - 3859282 Canada Inc.
100.0% - 4400046 Canada Inc.
100.0% - 4507061 Canada Inc.
100.0% - Les Productions La Presse Télé Ltée
 100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Les Éditions Gesca Ltée
100.0% - Groupe Espace Inc.
  50.0% - Ricardo Média Inc.
100.0% - Les Éditions La Presse Ltée
100.0% - 6657443 Canada Inc.
  10.0% - Acquisio Inc.
    4.6% -  Nstein Technologies Inc.
  50.0% - Workopolis Canada
  25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
100.0% - Power Pacific Corporation Limited
  25.0% - Barrick Power Gold Corporation of China Limited
  100.0% - Power Pacific Mauritius Limited
8.01% - Vimicro
100.0% - Power Pacific Equities Limited
4.3% CITIC Pacific Limited

H.           Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100% - 3540529 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - Victoria Square Ventures Inc.
   26.8% - Bellus Health Inc.
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investment Inc.
100.0% - Communications BP S.A.R.L
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sargard Capital Partners Management Corp.
100.0% - Sodesm International Limited
100.0% - Sodesm Property Limited
  74.5% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
    4.9% - Mitel
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524802 Canada Inc.

I.           Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4400020 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - 4507088 Canada Inc.
100.0% Power Financial Capital Corporation

Item 25.                   Indemnification.

Registrant’s Articles of Incorporation provides as follows:

Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland.

The General Corporation Laws of the State of Maryland provides:

Indemnification of directors, officers, employees, and agents

(a)  Definitions. -- In this section the following words have the meanings indicated.

(1)  "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

(2)  "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(3)  "Expenses" include attorney's fees.

(4)  "Official capacity" means the following:

(i) When used with respect to a director, the office of director in the corporation; and
(ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(iii) "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(5)  "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(6)  "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b)  Permitted indemnification of director. –

(1)  A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i)  The act or omission of the director was material to the matter giving rise to the proceeding; and

1.  Was committed in bad faith; or

2.  Was the result of active and deliberate dishonesty; or

(ii)  The director actually received an improper personal benefit in money, property, or services; or

(iii)  In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2) (i)  Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii)  However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3) (i)  The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4)  A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i)  For a proceeding brought to enforce indemnification under this section; or

(ii)  If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c)  No indemnification of director liable for improper personal benefit. -- A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d)  Required indemnification against expenses incurred in successful defense. -- Unless limited by the charter:

(1)  A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

(2)  A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i)  If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii)  If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

(3)  A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

(e)  Determination that indemnification is proper. –

(1)  Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2)  Such determination shall be made:

(i)  By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii)  By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii)  By the stockholders.

(3)  Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

(4)  Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f)  Payment of expenses in advance of final disposition of action. –

(1)  Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i)  A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii)  A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2)  The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3)  Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

(g)  Validity of indemnification provision. -- The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h)  Reimbursement of director's expenses incurred while appearing as witness. -- This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i)  Director's service to employee benefit plan. -- For purposes of this section:

(1)  The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2)  Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3)  Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j)  Officer, employee or agent. -- Unless limited by the charter:

(1)  An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

(2)  A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3)  A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k)  Insurance or similar protection. –

(1)  A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2)  A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3)  The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l)  Report of indemnification to stockholders. -- Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting.

Item 26.                  Business and Other Connections of Investment Adviser.

Registrant's investment adviser, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A").  MCM provides investment advisory services to various unregistered separate accounts of GWL&A.  The managers and officers of MCM have held, during the past two fiscal years, the following positions of a substantial nature.

Name	Position(s)

S. Mark Corbett
Senior Vice President, Investments, GWL&A Financial Inc., Canada Life Insurance Company of America, and First Great-West Life & Annuity Insurance Company; Executive Vice President and Chief Investment Officer, GWL&A; Executive Vice President and Chief Investment Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and Crown Life Insurance Company; Chairman and President, MCM; Senior Vice President, Orchard Trust Company, LLC.

Charles P. Nelson
President, Great-West Retirement Services, a unit of GWL&A; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM; Director, Maxim Series Fund, Inc.

James L. McCallen
Senior Vice President, Taxation, GWL&A Financial Inc.; Senior Vice President, Chief Financial Officer and Actuary, GWL&A; Senior Vice President and Actuary, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Senior Vice President and Actuary, First Great-West Life & Annuity Insurance Company; Vice President and Actuary, U.S. Operations, Crown Life Insurance Company;  Manager, MCM; Appointed Actuary, Great-West Healthcare of Georgia, Inc.

Graham R. McDonald
Senior Vice President, Corporate Administration, GWL&A Financial Inc., GWL&A, FASCore, LLC, and First Great-West Life & Annuity Insurance Company; Senior Vice President, Corporate Administration, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; President, Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.; Manager, MCM.

Cathe S. Tocher	Senior Vice President, Investments, GWL&A; Manager, MCM.

Beverly A. Byrne
Chief Compliance Officer, Chief Legal Counsel, Financial Services, GWL&A; Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., and First Great-West Life & Annuity Insurance Company; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company;  Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

Mary C. Maiers
Vice President, Investment Operations, GWL&A; Assistant Vice President, Investment Operations, First-Great-West Life & Annuity Insurance Company; Treasurer and Investment Operations Compliance Officer, Maxim Series Fund, Inc., and MCM.

Item 27.	Principal Underwriter

(a)  GWFS Equities, Inc. serves as the principal underwriter for the Registrant.  GWFS Equities, Inc. also serves as distributor or principal underwriter for Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, Variable Annuity-1 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Varifund Variable Annuity Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (“First GWL&A”), COLI VUL-2 Series Account of First GWL&A and COLI VUL-4 Series Account of First GWL&A.

(b)

Name	Principal Business Address	Position and Offices with Underwriter	Position and Offices with Fund
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer	Director
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G. E. Seller	18101 Von Karman Ave. Suite 1460 Irvine, CA 92715	Director and Senior Vice President
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
J. C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
K. A. Morris	500 North Central Suite 220 Glendale, CA 91203	Vice President
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer	Controller
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer	Secretary and Chief Compliance Officer
R. Meyer	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Taxation
T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer	Treasurer and Investment Operations Compliance Officer

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111; or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 102 to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village and State of Colorado on the 12th day of January 2010.

MAXIM SERIES FUND, INC.
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 102 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ M.T.G. Graye M.T.G. Graye	President and Chairman	January 12, 2010
/s/ C.P. Nelson C.P. Nelson	Director	January 12, 2010
/s/ R.P. Koeppe R.P. Koeppe*	Director	January 12, 2010
/s/ G.H. Klapper G.H. Klapper*	Director	January 12, 2010
/s/ S. Zisman S. Zisman*	Director	January 12, 2010
/s/ M.C. Maiers M.C. Maiers	Treasurer and Investment Operations Compliance Officer	January 12, 2010
*By: /s/ B. A. Byrne B.A. Byrne Attorney-in-fact		January 12, 2010

Powers of Attorney for Messrs. Koeppe and Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503).  Power of Attorney for Ms. Klapper is incorporated by reference to Registrant’s Post-Effective Amendment No. 96 to the Registration Statement filed on February 13, 2009 (File No. 2-77503).